SHARE-BASED PAYMENTS (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023	May 10, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Jan. 11, 2023	Nov. 29, 2022	May 05, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate shares of stock options granted
Exercise price per share	$ 6,562.50						$ 471.50
Weighted average duration (Years)							5 years 5 months 19 days
Number of awards granted							20,555
Number of warrants exercised	2,476
Proceeds from exercise of warrants	$ 1,167,566
Option outstanding exercise price			$ 452,500		$ 452,500		$ 452,500.00	$ 452,500.00
Combined purchase price	$ 486.50
Stock-based compensation expense			$ 1,061	$ 101,417	$ 169,261	$ 308,511	$ 408,810	$ 479,038
Unrecognized compensation cost related to non-vested stock option			$ 353		$ 353		$ 169,190
Share-based arrangement, non-vested weighted average period					10 days		5 months 15 days
Option outstanding			31		31		31	31
General and Administrative Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense							$ 351,214	$ 421,442
Selling and Marketing Expense [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense					$ 23,998	$ 43,197	$ 57,596	$ 57,596
IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Combined purchase price													$ 1,250.00
Omnibus Incentive Stock Plan 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, capital shares reserved for future issuance							26
Omnibus Incentive Stock Plan 2020 [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate shares of stock options granted									22
Common stock, capital shares reserved for future issuance								5
Incentive Stock Plan 2013 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized							239	239
Number of shares available for grant							7
Vesting period							4 years
July 22, 2022 Year [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share								$ 760
July 28, 2022 Year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued								553
July 28, 2022 Year [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share								$ 565
Maximum [Member] | Omnibus Incentive Stock Plan 2020 [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Combined purchase price									$ 20,750
Minimum [Member] | Omnibus Incentive Stock Plan 2020 [Member] | IPO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Combined purchase price									$ 19,250
Placement Agent [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share							$ 608
Number of awards granted							771
Pre Funded Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate shares of stock options granted							642	33,004
Exercise price per share							$ 471.50
Warrants issued	9,638										16,043
Number of awards granted							9,638
Warrants exercisable term							5 years 6 months
Number of warrants exercised							9,638
Pre Funded Warrant [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued												33,004
Pre Funded Warrant [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable term							5 years
Pre Funded Warrant [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable term							1 year 6 months
Pre Funded Warrant [Member] | Placement Agent [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share								$ 6,562.50		$ 4,750.00
Warrants issued								3,931
Number of warrants exercised							2,476
Proceeds from exercise of warrants							$ 1,167,566
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate shares of stock options granted							1,022
Placement Agent Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate shares of stock options granted							77	2,727
Exercise price per share							$ 6,117.50	$ 344.00
Weighted average duration (Years)							5 years	5 years
Share-based compensation arrangement by share-based payment award, options, exercisable contractual term								180 days
Placement Agent Warrant [Member] | Placement Agent [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants exercisable term							5 years 6 months
Aggregate Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued							122	9,390
Exercise price of additional units							$ 6,562.50	$ 213
Warrant to purchase common stock fair value								$ 164,200
Common Stock Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share			$ 580.00		$ 580.00		1,270.20	$ 10,462.50
Common Stock Warrant [Member] | April Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share							$ 6,100
Warrants issued							252
Underwriters Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price per share		$ 1,625
Warrants issued		299
Percentage of initial exercise price representing the public offering price		130.00%
Common Stock Warrants Funding Platform Preferred Stock Raise [Member] | July 22, 2022 Year [Member] | Securities Purchase Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued								822
Class B Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate shares of stock options granted								36,364
Weighted average duration (Years)								5 years
Option outstanding exercise price								$ 262.50
Class C Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate shares of stock options granted								36,364
Weighted average duration (Years)								13 months
Option outstanding exercise price								$ 262.50
Merchant Cash Advance [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants issued								880
Exercise price of additional units								$ 250.00